UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

LSV Small Cap Value Fund

Institutional Class Shares - LSVQX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the LSV Small Cap Value Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.lsvasset.com/small-cap-value-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Small Cap Value Fund, Institutional Class Shares	$94	0.83%

How did the Fund perform in the last year?

The broad U.S. equity market as measured by the S&P 500 Index was up 38.02% for the twelve months ended October 31, 2024. The market's strong performance came despite various challenges, including concerns about inflation, geopolitical tensions, and uncertainties surrounding the US presidential election. The resilience of the US economy and corporate earnings growth were key factors supporting the positive returns. While the market rewarded the mega-cap growth stocks in the period, smaller stocks and value-oriented stocks once again lagged behind. Small cap stocks underperformed large caps over the period as the Russell 1000 Index (USD) was up 38.07% while the Russell 2000 Value Index (USD) was up 34.07%. From a style perspective, value stocks (as measured by the Russell Indices) underperformed growth—the Russell 2000 Value Index (USD) was up 31.77% while the Russell 2000 Growth Index (USD)  was up 36.49%. The LSV Small Cap Value Fund, Institutional Class Shares, was up 26.85% for the period. From a sector perspective, Financial, Materials, Health Care and Real Estate stocks outperformed while the Energy, Consumer Staples, and Utilities sectors lagged.

The trailing one year represented a difficult period for the performance of ‘value’ as a style, as growth stocks outperformed. Stocks that were cheap on cash flow and earnings, which we favor, underperformed among small cap stocks. Additionally, companies with negative earnings, which we were underweight, meaningfully outperformed during the ‘risk-on’ rally over the period. Performance attribution further indicates that both stock and sector selection contributed negatively to portfolio relative returns for the period. Stock selection relative losses were primarily the result of the underperformance of deep value names within the Financials, Materials, and Industrials. Within Financials, holdings in Consumer Finance, Asset Management & Custody Banks, and Regional Banks subtracted from returns. Within Materials, holdings in Metal, Glass & Plastic Containers, Specialty Chemicals, and Commodity Chemicals subtracted from returns. Within Industrials, holdings in Electrical Components & Equipment, Agricultural & Farm Machinery, and Construction Machinery & Heavy Transportation Equipment subtracted from returns. From a sector perspective, relative losses were more modest and largely the result of our underweight to Health Care and Industrials coupled with our overweight to Consumer Staples. Top contributors for the year included our overweight positions in Sprouts Farmers Market, Toll Brothers, Sylvamo, Mueller Industries, Exelixis, Lantheus Holdings, Coca Cola Consolidated, Primoris Services, Dicks Sporting Goods, and CNX Resources. Not owning Adient, Intellia Therapeutics, Helen of Troy, Synaptics, Green Plains, Ziff Davis, Spirit Airlines, and Talos Energy also added value. The main individual detractors included our overweight positions in Atkore, HF Sinclair, Patterson, AGCO Corp, Bloomin' Brands, New York Community Bancorp, PBF Energy, O-I Glass, and Ironwood Pharmaceuticals. Not owning Carvana, Lumen Technologies, Avidity Bioscience, Sl Green Realty, Abercrombie & Fitch, Arcadium Lithium, Taylor Morrison Home, Twist Bioscience, Carpenter Technology, and Glacier Bancorp also contributed to losses.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 10.1x forward earnings compared to 19.4x for the Russell 2000 Value Index (USD), 1.4x book compared to 1.3x for the value benchmark and 6.9x cash flow compared to 11.0x for the value benchmark. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the overweight Consumer Discretionary, Financials, and Industrials while underweight Real Estate, Utilities, and Communication Services.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	LSV Small Cap Value Fund, Institutional Class Shares - $200482	Russell 3000 Index (USD)* - $322976	Russell 2000 Value Index (USD) - $202802
Oct/14	$100000	$100000	$100000
Oct/15	$100382	$104490	$97122
Oct/16	$107220	$108924	$105680
Oct/17	$131565	$135043	$131898
Oct/18	$124077	$143950	$131119
Oct/19	$125569	$163369	$135340
Oct/20	$98962	$179947	$116500
Oct/21	$162609	$258943	$191407
Oct/22	$158730	$216171	$170874
Oct/23	$158044	$234287	$153907
Oct/24	$200482	$322976	$202802

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-386-3578 or visit https://www.lsvasset.com/small-cap-value-fund/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
LSV Small Cap Value Fund, Institutional Class Shares	26.85%	9.81%	7.20%
Russell 3000 Index (USD)*	37.86%	14.60%	12.44%
Russell 2000 Value Index (USD)	31.77%	8.42%	7.33%

Key Fund Statistics as of October 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$481,583	234	$2,956	25%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	1.5%
Utilities	1.5%
Communication Services	2.0%
Consumer Staples	3.1%
Materials	4.7%
Information Technology	6.3%
Real Estate	7.2%
Energy	7.7%
Health Care	9.3%
Industrials	13.0%
Consumer Discretionary	13.7%
Financials	30.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
South Street Securities	1.5%
Exelixis	1.4%
CNO Financial Group	1.3%
Associated Banc-Corp	1.1%
MGIC Investment	1.1%
Berry Global Group	1.1%
Ingredion	1.0%
Mueller Industries	1.0%
Group 1 Automotive	1.0%
Ryder System	1.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/small-cap-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

LSV Small Cap Value Fund / Institutional Class Shares - LSVQX

Annual Shareholder Report: October 31, 2024

LSV-AR-TSR-2024-10

The Advisors' Inner Circle Fund

LSV Small Cap Value Fund

Investor Class Shares - LVAQX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Investor Class Shares of the LSV Small Cap Value Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.lsvasset.com/small-cap-value-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Small Cap Value Fund, Investor Class Shares	$122	1.08%

How did the Fund perform in the last year?

The broad U.S. equity market as measured by the S&P 500 Index was up 38.02% for the twelve months ended October 31, 2024. The market's strong performance came despite various challenges, including concerns about inflation, geopolitical tensions, and uncertainties surrounding the US presidential election. The resilience of the US economy and corporate earnings growth were key factors supporting the positive returns. While the market rewarded the mega-cap growth stocks in the period, smaller stocks and value-oriented stocks once again lagged behind. Small cap stocks underperformed large caps over the period as the Russell 1000 Index (USD)  was up 38.07% while the Russell 2000 Value Index (USD) was up 34.07%. From a style perspective, value stocks (as measured by the Russell Indices) underperformed growth—the Russell 2000 Value Index (USD) was up 31.77% while the Russell 2000 Growth Index (USD) was up 36.49%. The LSV Small Cap Value Fund, Investor Class Shares was up 26.47% for the period. From a sector perspective, Financial, Materials, Health Care and Real Estate stocks outperformed while the Energy, Consumer Staples, and Utilities sectors lagged.

The trailing one year represented a difficult period for the performance of ‘value’ as a style, as growth stocks outperformed. Stocks that were cheap on cash flow and earnings, which we favor, underperformed among small cap stocks. Additionally, companies with negative earnings, which we were underweight, meaningfully outperformed during the ‘risk-on’ rally over the period. Performance attribution further indicates that both stock and sector selection contributed negatively to portfolio relative returns for the period. Stock selection relative losses were primarily the result of the underperformance of deep value names within the Financials, Materials, and Industrials. Within Financials, holdings in Consumer Finance, Asset Management & Custody Banks, and Regional Banks subtracted from returns. Within Materials, holdings in Metal, Glass & Plastic Containers, Specialty Chemicals, and Commodity Chemicals subtracted from returns. Within Industrials, holdings in Electrical Components & Equipment, Agricultural & Farm Machinery, and Construction Machinery & Heavy Transportation Equipment subtracted from returns. From a sector perspective, relative losses were more modest and largely the result of our underweight to Health Care and Industrials coupled with our overweight to Consumer Staples. Top contributors for the year included our overweight positions in Sprouts Farmers Market, Toll Brothers, Sylvamo, Mueller Industries, Exelixis, Lantheus Holdings, Coca Cola Consolidated, Primoris Services, Dicks Sporting Goods, and CNX Resources. Not owning Adient, Intellia Therapeutics, Helen of Troy, Synaptics, Green Plains, Ziff Davis, Spirit Airlines, and Talos Energy also added value. The main individual detractors included our overweight positions in Atkore, HF Sinclair, Patterson, AGCO Corp, Bloomin' Brands, New York Community Bancorp, PBF Energy, O-I Glass, and Ironwood Pharmaceuticals. Not owning Carvana, Lumen Technologies, Avidity Bioscience, Sl Green Realty, Abercrombie & Fitch, Arcadium Lithium, Taylor Morrison Home, Twist Bioscience, Carpenter Technology, and Glacier Bancorp also contributed to losses.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 10.1x forward earnings compared to 19.4x for the Russell 2000 Value Index (USD), 1.4x book compared to 1.3x for the value benchmark and 6.9x cash flow compared to 11.0x for the value benchmark. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the overweight Consumer Discretionary, Financials, and Industrials while underweight Real Estate, Utilities, and Communication Services.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	LSV Small Cap Value Fund, Investor Class Shares - $19530	Russell 3000 Index (USD)* - $32298	Russell 2000 Value Index (USD) - $20280
Oct/14	$10000	$10000	$10000
Oct/15	$10014	$10449	$9712
Oct/16	$10664	$10892	$10568
Oct/17	$13051	$13504	$13190
Oct/18	$12282	$14395	$13112
Oct/19	$12392	$16337	$13534
Oct/20	$9740	$17995	$11650
Oct/21	$15976	$25894	$19141
Oct/22	$15546	$21617	$17087
Oct/23	$15443	$23429	$15391
Oct/24	$19530	$32298	$20280

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-386-3578 or visit https://www.lsvasset.com/small-cap-value-fund/ for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
LSV Small Cap Value Fund, Investor Class Shares	26.47%	9.53%	6.92%
Russell 3000 Index (USD)*	37.86%	14.60%	12.44%
Russell 2000 Value Index (USD)	31.77%	8.42%	7.33%

Key Fund Statistics as of October 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$481,583	234	$2,956	25%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	1.5%
Utilities	1.5%
Communication Services	2.0%
Consumer Staples	3.1%
Materials	4.7%
Information Technology	6.3%
Real Estate	7.2%
Energy	7.7%
Health Care	9.3%
Industrials	13.0%
Consumer Discretionary	13.7%
Financials	30.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
South Street Securities	1.5%
Exelixis	1.4%
CNO Financial Group	1.3%
Associated Banc-Corp	1.1%
MGIC Investment	1.1%
Berry Global Group	1.1%
Ingredion	1.0%
Mueller Industries	1.0%
Group 1 Automotive	1.0%
Ryder System	1.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/small-cap-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

LSV Small Cap Value Fund / Investor Class Shares - LVAQX

Annual Shareholder Report: October 31, 2024

LSV-AR-TSR-2024-9

(b) Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$91,274	None	None	$72,710	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	$115,395(2)
(d)	All Other Fees	None	None	None	None	None	$47,411(3)

2

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$539,063	None	None	$550,800	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Co. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$43,700	None	None	$61,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

3

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to service affiliates of the funds.

(3)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

4

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $162,806 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

5

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND

Small Cap Value Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

October 31, 2024

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

THE ADVISORS’ INNER CIRCLE FUND	LSV Small Cap Value Fund October 31, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Report of Independent Registered Public Accounting Firm	13
Notice to Shareholders (Unaudited)	14

Schedule of Investments

October 31, 2024

LSV Small Cap Value Fund
	Shares	Value (000)
Common Stock†† (98.8%)
Communication Services (2.0%)
AMC Networks, Cl A*	49,300	$399
Nexstar Media Group, Cl A	19,200	3,378
Playtika Holding	212,358	1,663
Shutterstock	28,200	905
TEGNA	125,800	2,067
Yelp, Cl A*	42,800	1,461
		9,873
Consumer Discretionary (13.7%)
Academy Sports & Outdoors	54,400	2,767
ADT	224,300	1,615
Adtalem Global Education*	27,200	2,201
AutoNation*	12,000	1,866
Bloomin' Brands	115,000	1,908
Capri Holdings*	14,500	286
Carriage Services, Cl A	58,830	2,200
Carter's	27,200	1,488
Dick's Sporting Goods	6,800	1,331
Dine Brands Global	24,400	743
El Pollo Loco Holdings*	112,000	1,368
Ethan Allen Interiors	68,900	1,906
G-III Apparel Group*	73,334	2,221
Goodyear Tire & Rubber*	74,800	599
Group 1 Automotive	13,000	4,736
Guess?	60,000	1,019
H&R Block	42,900	2,562
Harley-Davidson	74,200	2,371
Haverty Furniture	33,600	744
JAKKS Pacific*	20,080	633
KB Home	53,200	4,176
Marriott Vacations Worldwide	8,150	628
Mattel*	117,800	2,401
Meritage Homes	15,900	2,881
Nordstrom	57,000	1,289
ODP*	34,400	1,067
Penske Automotive Group	5,600	843
Perdoceo Education	86,376	1,931
Playa Hotels & Resorts*	152,300	1,294
Polaris	12,900	902
PVH	29,600	2,914
Sally Beauty Holdings*	80,000	1,040
Shoe Carnival	45,300	1,553
Smith & Wesson Brands	84,200	1,091
Toll Brothers	17,100	2,504
Tri Pointe Homes*	81,900	3,311
Winnebago Industries	22,000	1,233
		65,622
Consumer Staples (3.1%)
Central Garden & Pet, Cl A*	34,700	1,011
Energizer Holdings	68,600	2,200
Herbalife*	185,900	1,404
Ingles Markets, Cl A	16,264	1,039
LSV Small Cap Value Fund
	Shares	Value (000)
Consumer Staples (continued)
Ingredion	35,800	$4,753
PriceSmart	24,800	2,060
SpartanNash	78,500	1,652
Spectrum Brands Holdings	13,400	1,201
		15,320
Energy (7.7%)
Berry	224,200	1,125
California Resources	26,800	1,393
Chord Energy	1,800	225
CNX Resources*	104,100	3,543
CONSOL Energy	17,500	1,941
DHT Holdings	210,200	2,169
Gulfport Energy*	14,200	1,966
Helmerich & Payne	106,600	3,582
HF Sinclair	69,900	2,699
Liberty Energy, Cl A	150,300	2,566
Matador Resources	47,500	2,475
Murphy Oil	58,100	1,829
NOV	116,700	1,810
Patterson-UTI Energy	97,300	746
PBF Energy, Cl A	37,000	1,055
Peabody Energy	80,300	2,110
Scorpio Tankers	40,200	2,343
SM Energy	46,600	1,956
World Kinect	70,700	1,849
		37,382
Financials (30.3%)
Affiliated Managers Group	15,600	3,025
Apollo Commercial Real Estate Finance‡	85,482	760
Arbor Realty Trust‡	116,631	1,719
Associated Banc-Corp	222,100	5,273
Axis Capital Holdings	39,400	3,084
Banco Latinoamericano de Comercio Exterior, Cl E	80,900	2,586
Bank of NT Butterfield & Son	95,300	3,485
Bank OZK	73,500	3,216
BankUnited	60,800	2,149
Berkshire Hills Bancorp	53,600	1,459
Blue Owl Capital	156,700	2,357
Brookline Bancorp	106,700	1,200
Camden National	48,500	2,035
Carlyle Secured Lending	90,300	1,535
Cathay General Bancorp	43,603	2,005
Central Pacific Financial	95,300	2,567
CNO Financial Group	181,000	6,227
Columbia Banking System	120,200	3,427
Community Trust Bancorp	17,000	881
Dime Community Bancshares	62,200	1,870
Employers Holdings	46,600	2,270
EVERTEC	28,500	934
Financial Institutions	43,990	1,056
First BanCorp	139,442	2,688

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2024

LSV Small Cap Value Fund
	Shares	Value (000)
Financials (continued)
First Busey	103,900	$2,526
First Commonwealth Financial	75,200	1,236
First Financial	37,179	1,597
First Horizon	183,400	3,178
FNB	111,400	1,615
FS KKR Capital	76,915	1,557
Fulton Financial	139,800	2,532
Genworth Financial, Cl A*	231,200	1,558
Golub Capital BDC	153,000	2,316
Great Southern Bancorp	27,200	1,542
Hancock Whitney	37,200	1,937
Hanmi Financial	96,700	2,212
Hope Bancorp	181,300	2,246
Horizon Bancorp	100,600	1,612
International Money Express*	134,500	2,366
Jackson Financial, Cl A	32,300	3,228
Lincoln National	59,800	2,078
Mercantile Bank	35,500	1,522
MFA Financial‡	84,325	1,036
MGIC Investment	203,900	5,106
Mr Cooper Group*	36,600	3,241
Navient	124,700	1,774
New Mountain Finance	112,800	1,289
Oaktree Specialty Lending	44,631	724
OceanFirst Financial	55,200	1,005
OFG Bancorp	90,500	3,644
Old National Bancorp	136,600	2,631
PennantPark Investment	195,900	1,358
Peoples Bancorp	39,500	1,216
Popular	42,000	3,748
Preferred Bank	18,200	1,536
Premier Financial	59,400	1,465
QCR Holdings	19,900	1,574
Radian Group	113,000	3,945
Regional Management	38,100	1,094
Rithm Capital‡	216,400	2,292
Sixth Street Specialty Lending	90,000	1,836
Synovus Financial	50,400	2,513
Universal Insurance Holdings	47,900	955
Valley National Bancorp	171,700	1,626
WaFd	57,900	1,967
Zions Bancorp	75,100	3,910
		146,151
Health Care (9.3%)
Alkermes*	78,700	2,023
AMN Healthcare Services*	12,521	475
Catalyst Pharmaceuticals*	119,124	2,597
Collegium Pharmaceutical*	48,200	1,646
Exelixis*	206,900	6,868
Halozyme Therapeutics*	61,100	3,090
LSV Small Cap Value Fund
	Shares	Value (000)
Health Care (continued)
Harmony Biosciences Holdings*	78,100	$2,509
Inmode*	24,900	425
Integra LifeSciences Holdings*	89,600	1,681
Ironwood Pharmaceuticals, Cl A*	145,100	573
Jazz Pharmaceuticals*	37,900	4,170
Lantheus Holdings*	25,800	2,834
Organon	235,000	4,413
Patterson	113,000	2,374
Premier, Cl A	77,700	1,566
Prestige Consumer Healthcare*	33,700	2,486
QuidelOrtho*	22,100	841
Select Medical Holdings	14,400	462
United Therapeutics*	9,600	3,590
		44,623
Industrials (13.0%)
ABM Industries	62,202	3,300
ACCO Brands	190,900	935
AGCO	32,400	3,235
American Woodmark*	24,400	2,214
Apogee Enterprises	35,900	2,687
ArcBest	12,300	1,281
Atkore	44,600	3,825
Covenant Logistics Group, Cl A	10,100	511
CSG Systems International	46,900	2,186
Deluxe	70,000	1,313
DNOW*	71,900	851
Ennis	60,900	1,240
Gates Industrial*	158,200	3,061
Greenbrier	21,500	1,274
Griffon	40,800	2,566
Kelly Services, Cl A	58,300	1,165
Moog, Cl A	6,100	1,150
Mueller Industries	57,800	4,738
Oshkosh	37,400	3,824
Park-Ohio Holdings	16,500	470
Primoris Services	39,000	2,442
Quad	216,731	1,376
Quanex Building Products	33,900	985
Rush Enterprises, Cl A	37,000	2,093
Ryder System	32,100	4,696
Safe Bulkers	311,000	1,303
SkyWest*	13,650	1,299
Sun Country Airlines Holdings*	128,300	1,803
Timken	19,300	1,602
Wabash National	104,800	1,828
WESCO International	8,300	1,593
		62,846
Information Technology (6.3%)
Adeia	118,800	1,477

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2024

LSV Small Cap Value Fund
	Shares	Value (000)
Information Technology (continued)
Amkor Technology	110,600	$2,815
Avnet	49,200	2,667
Belden	14,710	1,675
Cirrus Logic*	32,243	3,541
Daktronics*	118,733	1,547
Immersion	89,100	751
Information Services Group	76,900	236
Photronics*	134,400	3,064
Progress Software	18,900	1,211
Sanmina*	57,600	4,038
ScanSource*	45,525	1,931
TD SYNNEX	10,400	1,199
Vishay Intertechnology	48,500	822
Vontier	68,000	2,521
		29,495
Materials (4.7%)
AdvanSix	58,200	1,651
Berry Global Group	72,000	5,072
Chemours	3,200	58
Commercial Metals	31,500	1,695
Greif, Cl A	16,300	1,018
Ingevity*	29,700	1,241
Koppers Holdings	53,300	1,813
O-I Glass, Cl I*	88,300	981
SunCoke Energy	190,517	1,964
Sylvamo	54,100	4,600
Warrior Met Coal	31,000	1,957
		22,050
Real Estate (7.2%)
American Assets Trust‡	100,000	2,695
Apple Hospitality REIT‡	156,600	2,313
Brandywine Realty Trust‡	193,600	981
Broadstone Net Lease, Cl A‡	116,000	2,040
City Office REIT‡	130,200	667
Cousins Properties	100,900	3,091
CTO Realty Growth‡	94,350	1,826
EPR Properties‡	67,100	3,045
Gladstone Commercial‡	45,800	721
Global Medical REIT‡	186,100	1,692
Highwoods Properties‡	80,200	2,690
Industrial Logistics Properties Trust‡	85,200	301
Kilroy Realty‡	58,700	2,361
Kite Realty Group Trust‡	90,600	2,326
Outfront Media	78,000	1,385
Park Hotels & Resorts‡	123,600	1,717
Sabra Health Care REIT‡	161,700	3,137
Service Properties Trust‡	150,500	481
Uniti Group‡	274,400	1,391
		34,860
Utilities (1.5%)
National Fuel Gas	46,900	2,839
LSV Small Cap Value Fund
	Shares	Value (000)
Utilities (continued)
UGI	192,200	$4,595
		7,434

TOTAL COMMON STOCK
(Cost $418,864)		475,656

	Face Amount (000)
Repurchase Agreement (1.5%)
South Street Securities 4.500%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $7,167 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $6,887, 0.625% - 4.250%, 03/31/2025 - 02/15/2052; total market value $7,309)	$7,166	7,166
TOTAL REPURCHASE AGREEMENT
(Cost $7,166)		7,166

Total Investments – 100.3%
(Cost $426,030)		$482,822

Percentages are based on Net Assets of $481,583(000).

*	Non-income producing security.
‡	Real Estate Investment Trust.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$475,656	$–	$–	$475,656
Repurchase Agreement	–	7,166	–	7,166
Total Investments in Securities	$475,656	$7,166	$–	$482,822

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

October 31, 2024

	LSV Small Cap Value Fund
Assets:
Investments, at Value (Cost $426,030)	$482,822
Receivable for Capital Shares Sold	1,742
Dividends and Interest Receivable	341
Receivable for Investment Securities Sold	73
Reclaims Receivable	1
Prepaid Expenses	15
Total Assets	484,994
Liabilities:
Payable for Fund Shares Redeemed	2,886
Payable due to Investment Adviser	285
Payable for Investment Securities Purchased	114
Payable due to Administrator	23
Payable due to Trustees	8
Payable due to Chief Compliance Officer	4
Payable due to Distributor	3
Other Accrued Expenses	88
Total Liabilities	3,411
Net Assets	$481,583
Net Assets Consist of:
Paid-in Capital	$401,662
Total Distributable Earnings	79,921
Net Assets	$481,583
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($470,273 ÷ 24,448,163 shares)(1)	$19.24	*
Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($11,310 ÷ 590,147 shares)(1)	$19.16	*

(1)	Shares have not been rounded.
*	Net Assets divided by Shares does not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the year ended October 31, 2024

LSV Small Cap Value Fund
Investment Income:
Dividend Income	$11,772
Interest Income	345
Foreign Taxes Withheld	(35)
Total Investment Income	12,082
Expenses:
Investment Advisory Fees	2,956
Administration Fees	248
Distribution Fees - Investor Class	48
Trustees' Fees	33
Chief Compliance Officer Fees	6
Transfer Agent Fees	70
Professional Fees	68
Registration and Filing Fees	43
Printing Fees	38
Custodian Fees	33
Insurance and Other Fees	37
Total Expenses	3,580
Less: Fees Paid Indirectly — (see Note 4)	(14)
Net Expenses	3,566
Net Investment Income	8,516
Net Realized Gain on Investments	15,181
Net Change in Unrealized Appreciation on Investments	67,054
Net Realized and Unrealized Gain on Investments	82,235
Net Increase in Net Assets Resulting from Operations	$90,751

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the year ended October 31,

	LSV Small Cap Value Fund
	2024	2023
Operations:
Net Investment Income	$8,516	$6,272
Net Realized Gain	15,181	23,209
Net Change in Unrealized Appreciation (Depreciation)	67,054	(30,691)
Net Increase (Decrease) in Net Assets Resulting from Operations	90,751	(1,210)
Distributions
Institutional Class Shares	(16,706)	(7,268)
Investor Class Shares	(1,148)	(481)
Total Distributions	(17,854)	(7,749)
Capital Share Transactions:
Institutional Class Shares:
Issued	161,884	54,325
Reinvestment of Dividends and Distributions	13,450	5,765
Redeemed	(83,987)	(104,732)
Net Increase (Decrease) from Institutional Class Shares Transactions	91,347	(44,642)
Investor Class Shares:
Issued	1,827	18,986
Reinvestment of Dividends and Distributions	1,147	481
Redeemed	(18,887)	(25,996)
Net Decrease from Investor Class Shares Transactions	(15,913)	(6,529)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	75,434	(51,171)
Total Increase (Decrease) in Net Assets	148,331	(60,130)
Net Assets:
Beginning of Year	333,252	393,382
End of Year	$481,583	$333,252
Shares Transactions:
Institutional Class:
Issued	8,840	3,316
Reinvestment of Dividends and Distributions	730	360
Redeemed	(4,648)	(6,495)
Total Institutional Class Share Transactions	4,922	(2,819)
Investor Class:
Issued	102	1,175
Reinvestment of Dividends and Distributions	62	30
Redeemed	(1,038)	(1,588)
Total Investor Class Share Transactions	(874)	(383)
Net Increase (Decrease) in Shares Outstanding	4,048	(3,202)

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each year ended October 31,

	Net Asset Value Beginning of Year	Net Investment Income(1)	Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV Small Cap Value Fund
Institutional Class Shares
2024	$15.88	$0.37	$3.84	$4.21	$(0.31)	$(0.54)	$(0.85)	$19.24	26.85%	$470,273	0.83%	0.84%	2.03%	25%
2023	16.27	0.28	(0.35)	(0.07)	(0.32)	–	(0.32)	15.88	(0.43)	310,095	0.85	0.85	1.67	22
2022	16.91	0.31	(0.70)	(0.39)	(0.25)	–	(0.25)	16.27	(2.39)	363,471	0.83	0.83	1.91	33
2021	10.48	0.22	6.45	6.67	(0.24)	–	(0.24)	16.91	64.32	324,351	0.83	0.83	1.39	24
2020	13.57	0.20	(3.00)	(2.80)	(0.29)	–	(0.29)	10.48	(21.19)	202,199	0.83	0.83	1.73	23
Investor Class Shares
2024	$15.82	$0.33	$3.81	$4.14	$(0.26)	$(0.54)	$(0.80)	$19.16	26.47%	$11,310	1.08%	1.09%	1.83%	25%
2023	16.20	0.21	(0.32)	(0.11)	(0.27)	–	(0.27)	15.82	(0.67)	23,157	1.10	1.10	1.31	22
2022	16.82	0.27	(0.71)	(0.44)	(0.18)	–	(0.18)	16.20	(2.69)	29,911	1.08	1.08	1.61	33
2021	10.43	0.18	6.43	6.61	(0.22)	–	(0.22)	16.82	64.03	76,861	1.08	1.08	1.12	24
2020	13.51	0.16	(2.99)	(2.83)	(0.25)	–	(0.25)	10.43	(21.40)	32,047	1.09	1.09	1.49	23

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

October 31, 2024

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the LSV Small Cap Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund commenced operations on February 28, 2013. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2024, there were no securities valued in accordance with the Fair Value Procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

Notes to Financial Statements

October 31, 2024

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2024, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Notes to Financial Statements

October 31, 2024

Repurchase Agreements —In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2024, the open repurchase agreements by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$7,166	$7,166	$–	$–

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2024, the Fund incurred $247,988 for these services.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the year ended October 31, 2024, the Fund incurred $48,407 of distribution fees.

Notes to Financial Statements

October 31, 2024

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the year ended October 31, 2024 the Fund earned $14,378 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.85% and 1.10% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2025. As of October 31, 2024, there are no fees previously waived that may be subject to possible future reimbursement.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2024, were as follows (000):

Purchases	$174,014
Sales	$103,440

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/ tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs and partnership adjustment. There are no permanent differences that are credited or charged to

Paid-in Capital and Distributable Earnings as of October 31, 2024.

The tax character of dividends and distributions paid during the years ended October 31, 2024 and 2023 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2024	$6,834	$11,020	$17,854
2023	7,749	—	7,749

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$10,294
Undistributed Long-Term Capital Gain	13,364
Other Temporary Differences	(2)
Unrealized Appreciation	56,265
Total Distributable Earnings	$79,921

Capital loss carryforward rules allow a Registered Investment Company (“RIC”) to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term.

The Fund has no capital loss carryforwards at October 31, 2024.

During the year ended October 31, 2024, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2024, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$426,557	$93,863	$(37,598)	$56,265

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales.

8. Concentration of Risks:

Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Notes to Financial Statements

October 31, 2024

Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited operating histories, product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9. Concentration of Shareholders:

At October 31, 2024, 73% of total shares outstanding for the Institutional Class Shares were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. At October 31, 2024, 93% of total shares outstanding for the Investor Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. New Accounting Pronouncement

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund’s financial statements.

12. Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund and the Shareholders of LSV Small Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of LSV Small Cap Value Fund (the “Fund”) (one of the funds constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting The Advisors’ Inner Circle Fund) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LSV Asset Management investment companies since 2005.

Philadelphia, Pennsylvania

December 23, 2024

NOTICE TO SHAREHOLDERS

OF

LSV SMALL CAP VALUE FUND

(Unaudited)

For shareholders that do not have an October 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2024, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividends Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends (5)	Qualifying Business Income (6)
61.72%	38.28%	100.00%	94.68%	95.68%	0.00%	0.00%	100.00%	4.32%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)	"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors' Inner Circle Fund-LSV Small Cap Value Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024, Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

Notes

Notes

Trust:
The Advisors’ Inner Circle Fund

Fund:
LSV Small Cap Value Fund

Adviser:
LSV Asset Management

Distributor:
SEI Investments Distribution Co.

Administrator:
SEI Investments Global Fund Services

Legal Counsel:
Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:
Ernst & Young LLP

LSV-AR-007-1200

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

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Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: January 6, 2025

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